SEGMENT INFORMATION - Revenues, Depreciation and Amortization, and Capital Expenditures by Reportable Segment (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Revenues	$ 112,414	$ 115,201	$ 86,855	$ 86,087	$ 114,252	$ 94,152	$ 93,063	$ 85,702	$ 400,557	$ 387,169	$ 326,160
Depreciation and amortization									105,903	91,822	72,264
Capital expenditures									272,225	343,380	249,626
Reportable Segments
Segment Reporting Information [Line Items]
Revenues									400,557	387,169	326,160
Depreciation and amortization									105,300	91,235	71,813
Capital expenditures									271,796	342,920	248,696
Reportable Segments | Utica Shale Segment
Segment Reporting Information [Line Items]
Revenues									4,700	190	0
Depreciation and amortization									1,417	0	0
Capital expenditures									94,994	24,787	0
Reportable Segments | Williston Basin Segment
Segment Reporting Information [Line Items]
Revenues									98,929	109,807	81,501
Depreciation and amortization									31,376	24,027	16,669
Capital expenditures									147,477	227,283	129,236
Reportable Segments | Piceance DJ Basins Segment
Segment Reporting Information [Line Items]
Revenues									180,418	161,477	129,747
Depreciation and amortization									47,433	42,959	36,185
Capital expenditures									21,144	42,417	88,104
Reportable Segments | Barnett Shale Segment
Segment Reporting Information [Line Items]
Revenues									88,042	93,001	105,324
Depreciation and amortization									16,392	16,601	14,961
Capital expenditures									6,875	14,567	29,534
Reportable Segments | Marcellus Shale Segment
Segment Reporting Information [Line Items]
Revenues									28,468	22,694	9,588
Depreciation and amortization									8,682	7,648	3,998
Capital expenditures									1,306	33,866	1,822
Corporate
Segment Reporting Information [Line Items]
Depreciation and amortization									603	587	451
Capital expenditures									$ 429	$ 460	$ 930